Shareholders' equity (Table)	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2017	2016
Risk-free interest rate	1.65%	0.66%
Expected dividend yield	1.19%	1.54%
Expected price volatility of the Company’s common shares	36.10%	37.70%
Expected life of the option	5 years	5 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares that have been granted

	2017			2016
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	1,304,328	C$	50.64	1,592,480	C$	46.67
Granted	97,789	C$	100.10	263,568	C$	75.45
Exercised	(433,718)	C$	30.79	(545,087)	C$	39.25
Forfeited	(12,796)	C$	67.81	(6,633)	C$	58.35
Stock options outstanding, end of the year	955,603	C$	64.48	1,304,328	C$	50.64

Exercisable stock options, end of the year	617,539	C$	55.88	825,875	C$	39.72

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$15.41	5,000	5,000	0.89
C$31.39	10,000	10,000	2.39
C$31.45	38,000	38,000	2.71
C$33.12	1,500	1,500	2.90
C$33.20	1,000	1,000	2.98
C$40.87	52,786	52,786	5.95
C$42.43	3,000	3,000	4.25
C$42.67	2,500	2,500	3.92
C$46.17	100,000	100,000	5.64
C$55.58	27,397	27,397	4.95
C$59.52	155,936	155,936	6.95
C$58.67	65,000	43,333	7.64
C$65.76	136,718	90,759	7.95
C$75.45	258,977	86,328	8.95
C$100.10	97,789	—	9.95
	955,603	617,539	7.46

Schedule of share purchase warrants

	2017	2016
Warrants outstanding, beginning of the year	6,510,280	6,510,769
Exercised	(6,388,528)	(489)
Forfeited	(121,752)	—
Warrants outstanding, end of the year	—	6,510,280

Schedule of maximum shares potentially issued

	2017	2016
Common shares outstanding	185,930,331	178,482,139
Stock options	955,603	1,304,328
Restricted Share Units	119,796	138,614
Warrants	—	6,510,280
Special Warrant(1)	—	2,000,000
	187,005,730	188,435,361

In connection with a transaction with Taseko Mines Limited, one special warrant was granted to Taseko which was exchangeable into 2,000,000 purchase share warrants entitling Taseko to purchase one common share of the Company at a price of C$75.00 once Taseko’s New Prosperity project gets fully permitted and financed. New Prosperity’s most recent permit application was denied and the warrant expired unexercised on June 16, 2017.